Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Cash Flows from Operating Activities
Net income	$ 4,132	$ 3,964	$ 20,198
Adjustments to the profit or loss items:
Depreciation and amortization	3,851	3,611	14,918
Financial expenses, net	1,562	1,182	2,766
Cost of share-based payment	800	175	845
Taxes on income	1,259	2,649	3,269
Gain from sale of property and equipment		(8)	(8)
Change in employee benefit liabilities, net	31	16	183
Adjustments to the profit or loss items	7,503	7,625	21,973
Changes in asset and liability items:
Increase in trade receivables, net	(9,757)	(6,557)	(5,407)
Decrease (increase) in other accounts receivables	1,288	(671)	(535)
Decrease (increase) in inventories	(494)	461	(6,124)
Decrease in deferred expenses	119	94	475
Decrease in trade payables	(1,446)	(3,748)	(6,870)
Increase (decrease) in other accounts payables	(1,897)	(2,044)	950
Increase (decrease) in deferred revenues	67	34	(171)
Total changes in asset and liability	(12,120)	(12,431)	(17,682)
Cash received (paid) during the period for:
Interest paid	(187)	(176)	(864)
Interest received	425	534	1,921
Taxes paid	(44)	(29)	(56)
Cash (paid) received during the year	194	329	1,001
Net cash provided by (used in) operating activities	(291)	(513)	25,490
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(973)	(1,468)	(9,846)
Investment in short term investments, net	(40,225)
Proceeds from sale of property and equipment		8	8
Net cash used in investing activities	(41,198)	(1,460)	(9,838)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments		46	50
Repayment of lease liabilities	(389)	(14)	(972)
Dividends Paid			(11,534)
Repayment of other long-term liabilities	(467)	(325)	(5,889)
Net cash used in financing activities	(856)	(293)	(18,345)
Exchange differences on balances of cash and cash equivalent	(202)	81	(273)
Decrease in cash and cash equivalents	(42,547)	(2,185)	(2,966)
Cash and cash equivalents at the beginning of the period	75,469	78,435	78,435
Cash and cash equivalents at the end of the period	32,922	76,250	75,469
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	439	352	1,221
Purchase of property and equipment and Intangible assets	$ 683	$ 1,103	$ 2,523